SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Significant mining properties and entities of Kinross

			As at
			December 31,	December 31,
Entity	Property/ Segment	Location	2021	2020
Subsidiaries:
(Consolidated)
Kinross Brasil Mineração S.A. ("KBM")	Paracatu	Brazil	100%	100%
Compania Minera Mantos de Oro ("MDO")	La Coipa and Lobo-Marte / Corporate and Other	Chile	100%	100%
Compania Minera Maricunga ("CMM")	Maricunga / Corporate and Other	Chile	100%	100%
Chirano Gold Mines Ltd.(a)	Chirano	Ghana	90%	90%
Tasiast Mauritanie Ltd. S.A.	Tasiast	Mauritania	100%	100%
Chukotka Mining and Geological Company	Kupol	Russian Federation	100%	100%
Northern Gold LLC	Dvoinoye/ Kupol	Russian Federation	100%	100%
Udinsk Gold LLC(b)	Chulbatkan / Corporate and Other	Russian Federation	100%	100%
KG Mining (Bald Mountain) Inc. ("KGBM")	Bald Mountain	USA	100%	100%
Fairbanks Gold Mining, Inc.	Fort Knox	USA	100%	100%
Round Mountain Gold Corporation / KG Mining (Round Mountain) Inc.	Round Mountain	USA	100%	100%
Echo Bay Minerals Company	Kettle River - Buckhorn / Corporate and Other	USA	100%	100%
Peak Gold, LLC(c) ("Manh Choh")	Manh Choh / Corporate and Other	USA	70%	70%

Interest in joint venture:
(Equity accounted)

Sociedad Contractual Minera Puren	Puren / Corporate and Other	Chile	65%	65%

(a)	The Company holds a 90% interest in Chirano Gold Mines Ltd. with the Government of Ghana having the right to the remaining 10% interest.
(b)	On January 16, 2020, the Company acquired the Chulbatkan license, containing the Udinsk project, in Russia. See Note 6i.
(c)	On September 30, 2020, the Company acquired a 70% interest in the Manh Choh project in Alaska. See Note 6ii.